Note 7 Negative scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Negative scenario [Member]	Dec. 31, 2024	Dec. 31, 2023
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		2.21%
Unemployment		12.40%
HPI		(2.28%)
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.05%	0.86%
Unemployment	11.88%	13.23%
HPI	2.97%	(2.54%)
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.18%	2.25%
Unemployment	12.71%	12.77%
HPI	3.15%	1.00%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	(1.30%)	2.48%
Unemployment	12.50%	11.98%
HPI	(0.53%)	1.22%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	(2.50%)	2.30%
Unemployment	12.24%	11.34%
HPI	(2.81%)	0.93%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	(3.11%)
Unemployment	11.88%
HPI	(3.87%)
SPAIN | 2029
Macroeconomic variables [Line Items]
GDP	(2.86%)	2.09%
Unemployment	11.53%	10.57%
HPI	(3.55%)	0.67%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		3.20%
Unemployment		2.85%
HPI		5.49%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.20%	2.04%
Unemployment	2.75%	3.45%
HPI	4.56%	4.73%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	(0.16%)	2.13%
Unemployment	3.20%	3.43%
HPI	4.86%	4.03%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	(0.20%)	2.53%
Unemployment	3.43%	3.33%
HPI	4.07%	4.00%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	0.14%	2.70%
Unemployment	3.41%	3.25%
HPI	3.76%	4.18%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	0.40%
Unemployment	3.34%
HPI	3.72%
MEXICO | 2029
Macroeconomic variables [Line Items]
GDP	0.42%	2.79%
Unemployment	3.32%	3.13%
HPI	3.79%	5.07%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		3.37%
Unemployment		9.94%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.13%	(0.33%)
Unemployment	8.80%	11.73%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	0.41%	2.58%
Unemployment	10.79%	11.92%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.59%	3.71%
Unemployment	11.71%	11.43%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.37%	3.39%
Unemployment	11.83%	11.32%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.21%
Unemployment	11.67%
TURKEY | 2029
Macroeconomic variables [Line Items]
GDP	3.18%	3.39%
Unemployment	11.47%	11.36%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		(1.04%)
Unemployment		6.91%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.92%	(0.60%)
Unemployment	6.60%	7.03%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	0.56%	2.73%
Unemployment	6.73%	7.02%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	0.43%	2.88%
Unemployment	6.85%	6.77%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	0.63%	2.72%
Unemployment	6.90%	6.71%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	0.46%	2.51%
Unemployment	6.93%	6.66%
PERU | 2029
Macroeconomic variables [Line Items]
GDP	0.51%
Unemployment	6.95%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		(4.16%)
Unemployment		8.49%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(3.93%)	(8.75%)
Unemployment	10.38%	11.46%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.46%	4.77%
Unemployment	9.02%	11.04%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	(0.60%)	2.92%
Unemployment	8.10%	9.54%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	(1.79%)	1.82%
Unemployment	7.35%	8.17%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	(1.53%)	1.85%
Unemployment	6.73%	7.08%
ARGENTINA | 2029
Macroeconomic variables [Line Items]
GDP	(1.41%)
Unemployment	6.25%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		0.87%
Unemployment		10.15%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.77%	0.15%
Unemployment	10.21%	11.51%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	0.30%	2.03%
Unemployment	10.68%	11.84%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	0.93%	3.03%
Unemployment	11.04%	11.59%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.16%	3.24%
Unemployment	10.81%	10.90%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.36%	3.42%
Unemployment	10.49%	10.29%
COLOMBIA | 2029
Macroeconomic variables [Line Items]
GDP	1.44%
Unemployment	10.09%